Recently Issued Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncement, Issued but Not Yet Adopted
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination.	January 1, 2023	No material impact expected
ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method	The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows:
1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets).
2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach.
3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio.
	4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses.	January 1, 2023	No material impact expected
ASU 2022-02 Financial Instruments—Credit Losses (Topic 326)
The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures.
		January 1, 2023	No material impact expected
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions:
1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
	3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	Under evaluation
ASU 2022-04 Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations	The amendments require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs.	January 1, 2023	No material impact expected